Pensions and Other Post Employment Benefit Plans - Additional Information (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Group expects to contribute	SFr 600,000
Weighted average duration of defined benefit obligation	14 years 8 months 12 days	14 years
Assumption of discount rates	1.45%	2.30%	0.35%
Actuarial loss of defined benefit pension liabilities	SFr 800,000
Reduction of defined benefit pension liabilities	SFr (700,000)	SFr (100,000)
Assumption for future salary increases	1.20%	1.20%
Estimated interest rate updated based on Swiss interest environment	1.45%
Applicable rate for converting mandatory savings	6.20%
Mandatory Retirement Savings
Disclosure Of Defined Benefit Plans [Line Items]
Guaranteed interest to be credited to employees savings	1.00%	1.00%
Supplementary Retirement Savings
Disclosure Of Defined Benefit Plans [Line Items]
Guaranteed interest to be credited to employees savings	0.25%
Men
Disclosure Of Defined Benefit Plans [Line Items]
Retirement age	65 years	65 years
Men | 2023
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting supplementary savings	4.49%
Men | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting supplementary savings	4.49%
Men | 2025 and Subsequent Years
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	5.65%
Applicable rate for converting supplementary savings	4.49%
Women
Disclosure Of Defined Benefit Plans [Line Items]
Retirement age	64 years	64 years
Women | 2023
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting supplementary savings	4.54%
Women | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting supplementary savings	4.54%
Women | 2025 and Subsequent Years
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	5.68%
Applicable rate for converting supplementary savings	4.54%
Male and female | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	5.90%
Iceland Pension
Disclosure Of Defined Benefit Plans [Line Items]
Pension costs charges	SFr 100,000	SFr 100,000	SFr 100,000
French Retirement Plan
Disclosure Of Defined Benefit Plans [Line Items]
Pension costs charges	41,000	42,000	47,000
U.S Retirement Plan
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions	48,000	0	0
Hong Kong
Disclosure Of Defined Benefit Plans [Line Items]
Pension costs charges	SFr 3,000	SFr 4,000	SFr 0
Switzerland pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, plan assets, insurance coverage parentage	100.00%